PIMCO Funds

Supplement Dated May 26, 2016 to the Credit Bond Funds Prospectus

dated July 31, 2015, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Diversified Income Fund and

PIMCO Floating Income Fund (the “Funds”)

Effective immediately, each of the PIMCO Diversified Income Fund and PIMCO Floating Income Fund is jointly managed by Daniel J. Ivascyn, Alfred T. Murata, Curtis Mewbourne and Eve Tournier. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO Diversified Income Fund’s and PIMCO Floating Income Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Daniel J. Ivascyn, Alfred T. Murata, Curtis Mewbourne and Eve Tournier. Mr. Ivascyn is Group Chief Investment Officer and Managing Director of PIMCO. Messrs. Murata and Mewbourne are Managing Directors of PIMCO. Ms. Tournier is an Executive Vice President of PIMCO. Mr. Mewbourne has managed the Fund since October 2005. Ms. Tournier has managed the Fund since March 2016. Messrs. Ivascyn and Murata have managed the Fund since May 2016.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Diversified Income	Daniel J. Ivascyn	5/16

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group as well as T. Rowe Price and Fidelity Investments.

PIMCO Floating Income		5/16
PIMCO Income		3/07*

PIMCO Diversified Income	Curtis Mewbourne	10/05

Managing Director, PIMCO. Mr. Mewbourne is head of portfolio management in the New York office. He manages institutional accounts and mutual funds across a wide range of strategies. Prior to joining PIMCO in 1999, he was a bond trader at Salomon Brothers and at Lehman Brothers. He has 21 years of trading and portfolio management experience and holds an engineering degree in computer science from the University of Pennsylvania.

PIMCO Floating Income		10/05

PIMCO Diversified Income	Alfred T. Murata	5/16

Managing Director, PIMCO. Mr. Murata is a portfolio manager on the mortgage credit team. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies.

PIMCO Floating Income		5/16
PIMCO Income		3/13

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Diversified Income	Eve Tournier	3/16

Executive Vice President, PIMCO. Ms. Tournier joined PIMCO in 2008 and is a portfolio manager focusing on corporate bonds and loans. Prior to joining PIMCO, she was a managing director and European head of high yield credit trading with Deutsche Bank, where she spent eight years.

PIMCO Floating Income		3/16

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_052616

PIMCO Funds

Supplement dated May 26, 2016 to the

Statement of Additional Information dated July 31, 2015, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Diversified Income Fund and

PIMCO Floating Income Fund (each, a “Fund”)

Effective immediately, each of the PIMCO Diversified Income Fund and PIMCO Floating Income Fund is jointly managed by Daniel J. Ivascyn, Alfred T. Murata, Curtis Mewbourne and Eve Tournier.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective May 26, 2016, each of the PIMCO Diversified Income Fund and the PIMCO Floating Income Fund is jointly managed by Daniel J. Ivascyn, Alfred T. Murata, Curtis Mewbourne and Eve Tournier.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_052616